Exploration Expense	12 Months Ended
Dec. 31, 2025
Exploration Expenses Disclosure [Abstract]
Exploration expense	Exploration expense

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Australia	(67.5)	(44.1)	(33.4)
Ghana	—	(3.0)	(9.0)
Peru	(10.5)	(7.0)	(3.9)
Chile	(20.1)	(16.1)	(29.3)
Canada[1]	(187.1)	(27.9)	—
Other	(12.6)	(0.3)	(0.6)
Total exploration expense	(297.8)	(98.4)	(76.2)
[1]Relates to the Windfall Project.